JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 82.5%
Aerospace & Defense — 2.7%
General Dynamics Corp.	5	656
Northrop Grumman Corp.	7	2,081
United Technologies Corp.	16	1,556

		4,293

Beverages — 3.5%
Coca-Cola Co. (The)	45	1,998
Constellation Brands, Inc., Class A	8	1,197
PepsiCo, Inc.	18	2,205

		5,400

Biotechnology — 1.6%
AbbVie, Inc.	26	1,999
Regeneron Pharmaceuticals, Inc.*	1	503

		2,502

Building Products — 0.9%
Trane Technologies plc	16	1,339

Capital Markets — 1.7%
CME Group, Inc.	11	1,958
Intercontinental Exchange, Inc.	8	621

		2,579

Chemicals — 1.2%
Air Products & Chemicals, Inc.	3	630
Linde plc (United Kingdom)	7	1,193

		1,823

Commercial Services & Supplies — 0.9%
Waste Management, Inc.	15	1,358

Consumer Finance — 0.4%
American Express Co.	7	619

Containers & Packaging — 1.3%
Silgan Holdings, Inc.	68	1,967

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B *	10	1,829
Voya Financial, Inc.	5	216

		2,045

Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	26	1,409

Electric Utilities — 8.0%
American Electric Power Co., Inc.	27	2,143
Duke Energy Corp.	24	1,910
Entergy Corp.	20	1,842
Evergy, Inc.	11	608
FirstEnergy Corp.	19	751
NextEra Energy, Inc.	9	2,254
Southern Co. (The)	18	991
Xcel Energy, Inc.	37	2,222

		12,721

Electrical Equipment — 1.0%
Eaton Corp. plc	20	1,529

Equity Real Estate Investment Trusts (REITs) — 3.9%
Equinix, Inc.	3	1,683
Equity LifeStyle Properties, Inc.	8	452
Equity Residential	19	1,199
National Retail Properties, Inc.	19	597
Prologis, Inc.	16	1,272
Public Storage	4	866

		6,069

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	7	1,946
Walmart, Inc.	5	516

		2,462

Food Products — 2.9%
General Mills, Inc.	11	565
Hershey Co. (The)	13	1,684
Mondelez International, Inc., Class A	45	2,256

		4,505

Health Care Equipment & Supplies — 1.6%
Baxter International, Inc.	19	1,560
Medtronic plc	11	989

		2,549

Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc.	3	750

Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	11	1,762

Household Products — 2.6%
Kimberly-Clark Corp.	15	1,908
Procter & Gamble Co. (The)	19	2,127

		4,035

Industrial Conglomerates — 1.2%
Honeywell International, Inc.	14	1,828

Insurance — 6.5%
Allstate Corp. (The)	22	2,017
Aon plc	8	1,297
Arch Capital Group Ltd. *	41	1,172
Chubb Ltd.	12	1,293
Everest Re Group Ltd.	6	1,117
Hartford Financial Services Group, Inc. (The)	18	642
Progressive Corp. (The)	26	1,914
RenaissanceRe Holdings Ltd. (Bermuda)	4	643

		10,095

Interactive Media & Services — 1.4%
Alphabet, Inc., Class A *	2	2,155

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc. *	1	1,952

IT Services — 7.3%
Accenture plc, Class A	13	2,086
Automatic Data Processing, Inc.	15	2,072
Booz Allen Hamilton Holding Corp.	5	318
Fiserv, Inc. *	20	1,903
International Business Machines Corp.	8	926
Jack Henry & Associates, Inc.	6	913
Leidos Holdings, Inc.	9	868
Mastercard, Inc., Class A	8	1,889
Visa, Inc., Class A	3	532

		11,507

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	4	1,179

Machinery — 0.7%
Cummins, Inc.	5	705
Deere & Co.	3	350

		1,055

Media — 1.8%
Charter Communications, Inc., Class A *	4	1,666
Comcast Corp., Class A	33	1,146

		2,812

Metals & Mining — 0.2%
Newmont Corp.	8	383

Multiline Retail — 0.8%
Target Corp.	14	1,278

Multi-Utilities — 3.7%
Ameren Corp.	23	1,677
CMS Energy Corp.	37	2,186
Sempra Energy	16	1,862

		5,725

Oil, Gas & Consumable Fuels — 0.4%
Chevron Corp.	9	663

Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	36	2,024
Eli Lilly & Co.	17	2,307
Johnson & Johnson	17	2,195
Merck & Co., Inc.	28	2,135
Pfizer, Inc.	59	1,911

		10,572

Road & Rail — 0.9%
Kansas City Southern	5	643
Norfolk Southern Corp.	5	794

		1,437

Semiconductors & Semiconductor Equipment — 0.4%
Texas Instruments, Inc.	7	666

Software — 3.1%
Intuit, Inc.	7	1,618
Microsoft Corp.	14	2,265
salesforce.com, Inc.*	7	948

		4,831

Specialty Retail — 3.0%
AutoZone, Inc. *	2	1,605
Home Depot, Inc. (The)	7	1,251
Ross Stores, Inc.	4	375
TJX Cos., Inc. (The)	32	1,527

		4,758

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	9	760

Tobacco — 1.8%
Altria Group, Inc.	28	1,097
Philip Morris International, Inc.	24	1,761

		2,858

Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. *	8	659

TOTAL COMMON STOCKS (Cost $142,479)		128,889

	Principal Amount ($000)
EQUITY LINKED NOTES — 15.8%
Barclays Bank plc, ELN, 181.35%, 4/24/2020, (linked to S&P 500 Index) (a)	2	5,133
BMO Capital Markets Corp., ELN, 127.06%, 4/17/2020, (linked to S&P 500 Index) (a)	1	3,523
GS Finance Corp., ELN, 110.19%, 5/8/2020, (linked to S&P 500 Index) (a)	2	6,399
HSBC Bank USA, NA, ELN, 141.00%, 5/1/2020, (linked to S&P 500 Index) (a)	1	2,415
Wells Fargo Bank, ELN, 96.86%, 4/10/2020, (linked to S&P 500 Index) (a)	3	7,252

TOTAL EQUITY LINKED NOTES (Cost $25,550)		24,722

	Shares (000)
EXCHANGE-TRADED FUNDS — 0.2%
International Equity — 0.2%
iShares Edge MSCI Min Vol USA ETF (Cost $360)	7	384

SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (b) (c) (Cost $1,891)	1,892	1,892

Total Investments — 99.7% (Cost $170,280)		155,887
Other Assets Less Liabilities — 0.3%		394

Net Assets — 100.0%		156,281

Percentages indicated are based on net assets.

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Abbreviations
ELN	Equity-Linked Note
ETF	Exchange-Traded Fund
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$131,165	$24,722	$—	$155,887

(a)	All portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of Equity-Linked

Notes. Please refer to the SOI for industry specifics of the portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (b)	$—	$171,177	$169,282	$(4)	$1	$1,892	1,892	$29	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.